Average Annual Total Returns - Nuveen Oregon Intermediate Municipal Bond Fund	Sep. 30, 2020
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.92%	[1]
5 Years	3.30%	[1]
10 Years	4.13%	[1]
Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
1 Year	5.79%	[2]
5 Years	2.26%	[2]
10 Years	2.97%	[2]
Class A
Average Annual Return:
1 Year	2.92%
5 Years	1.89%
10 Years	2.86%
Since Inception
Inception Date	Feb. 01, 2099
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.92%
5 Years	1.89%
10 Years	2.85%
Since Inception
Inception Date	Feb. 01, 2099
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.56%
5 Years	1.97%
10 Years	2.81%
Since Inception
Inception Date	Feb. 01, 2099
Class I
Average Annual Return:
1 Year	6.35%
5 Years	2.72%
10 Years	3.36%
Since Inception
Inception Date	Aug. 08, 2097
Class C2
Average Annual Return:
1 Year	5.48%
5 Years	1.94%
10 Years
Since Inception	2.88%
Inception Date	Jan. 18, 2011
Class C2 | S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	4.36%	[1]
Class C2 | Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	3.21%	[2]
Class C
Average Annual Return:
1 Year	5.26%
5 Years	1.69%
10 Years
Since Inception	2.04%
Inception Date	Feb. 10, 2014
Class C | S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Since Inception	3.65%	[1]
Class C | Lipper Other States Intermediate Municipal Debt Funds Category Average (reflects no deduction for taxes or sales loads)
Average Annual Return:
Since Inception	2.60%	[2]

[1]	An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Category.